Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross carrying value	$ 5,432	$ 5,365	$ 5,281
Finite-Lived Intangible Assets, Accumulated Amortization	(3,537)	(3,273)	(2,921)
Net intangible assets	1,895	2,092	2,360
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross carrying value	3,100	3,100	3,100
Finite-Lived Intangible Assets, Accumulated Amortization	(2,049)	(1,932)	(1,776)
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross carrying value	2,332	2,265	2,181
Finite-Lived Intangible Assets, Accumulated Amortization	$ (1,488)	$ (1,341)	$ (1,145)